Fees Summary	Aug. 26, 2024 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 9,855,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,454.60
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 1,454.60
Narrative - Max Aggregate Offering Price	$ 9,855,000.00
Narrative - Max Aggregate Offering Amount | shares	1,000
Final Prospectus	true